Schedule I - Additional Information of Parent Company - Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Condensed Cash Flow Statements Captions [Line Items]
Cash (used in) provided by operating activities	¥ 243,898	$ 34,351	¥ 881,297	¥ (1,017,962)
Cash flows from investing activities:
Purchase of long-term investments	(120,900)	(17,028)	(31,844)	(215,472)
Purchases of short-term investments	(421,798)	(59,409)	(666,252)	(787,217)
Cash (used in) provided by investing activities	172,013	24,228	(516,683)	(670,402)
Cash flows from financing activities:
Proceeds from exercise of options	2,822	397	2,864
Repurchase of ordinary shares	(160,068)	(22,545)	(217,920)
Repayment for short-term borrowings	(397,966)	(56,052)	(156,970)	(560,972)
Proceeds from issuance of convertible redeemable preferred shares				1,138,232
Proceeds from IPO, net of issuance cost of RMB46,931				1,488,866
Cash provided by (used in) financing activities	68,703	9,677	(186,043)	2,289,623
Net increase in cash, cash equivalents and restricted cash	487,070	68,602	196,984	588,266
Cash, cash equivalent and restricted cash at the beginning of the year	1,703,626	239,951	1,506,642	918,376
Cash, cash equivalent and restricted cash at the end of the year	2,190,696	308,553	1,703,626	1,506,642
Supplemental cash flow disclosures of continuing operations:
Interest expenses paid	7,056	994	6,163	16,778
Supplemental disclosure of non-cash investing and financing activities:
Exercise of warrant				10,345
Parent Company
Condensed Cash Flow Statements Captions [Line Items]
Cash (used in) provided by operating activities	7,869	1,108	37,835	(4,295)
Cash flows from investing activities:
Purchase of long-term investments			(12,644)	(32,427)
Purchases of short-term investments	(71,570)	(10,080)
Investments in and loan to subsidiaries' and former VIE's subsidiaries	(14,573)	(2,052)	(595,130)	(2,589,491)
Collection of investments in and loan to subsidiaries' and former VIE's subsidiaries	223,171	31,433	804,743
Cash (used in) provided by investing activities	137,028	19,301	196,969	(2,621,918)
Cash flows from financing activities:
Proceeds from exercise of options	2,822	397	2,864
Repurchase of ordinary shares	(160,068)	(22,545)	(217,920)
Repayment for short-term borrowings			(30,720)	(32,230)
Proceeds from issuance of convertible redeemable preferred shares				1,138,232
Proceeds from IPO, net of issuance cost of RMB46,931				1,488,866
Cash provided by (used in) financing activities	(157,246)	(22,148)	(245,776)	2,594,868
Net increase in cash, cash equivalents and restricted cash	(12,349)	(1,739)	(10,972)	(31,345)
Cash, cash equivalent and restricted cash at the beginning of the year	34,548	4,866	45,520	76,865
Cash, cash equivalent and restricted cash at the end of the year	¥ 22,199	$ 3,127	34,548	45,520
Supplemental cash flow disclosures of continuing operations:
Interest expenses paid			¥ (1,297)	(4,238)
Supplemental disclosure of non-cash investing and financing activities:
Exercise of warrant				¥ 10,345